PROPERTY AND EQUIPMENT, NET (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property, Plant and Equipment [Table]
Computers and Software	41,250	42,586
Furniture and Fixtures, Gross	26,653	28,729
Vehicles, Gross	6,124	6,928
Leasehold Improvements, Gross	45,331	51,271
Property and equipment, gross	119,358	129,514
Less: accumulated depreciation and amortization	(78,526)	(67,001)
Property and equipment, net	40,832	62,513
Depreciation and amortization expenses for property and equipment	22,700	29,900	20,900